Annual Total Returns- Federated Hermes Prime Cash Obligations Fund (Cash Series Shares) [BarChart] - Cash Series Shares - Federated Hermes Prime Cash Obligations Fund - CS	2016	2017	2018	2019	2020
Total	0.01%	0.25%	1.13%	1.39%	0.17%